Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€) € / shares shares
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening | shares	17,942,171
Number of shares outstanding, Closing | shares	24,716,536
Share Capital, Opening | €	€ 66,260
Share Capital, Closing | €	82,519 [1]
Share premium, Opening | €	7,443
Share premium, Closing | €	8,619
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing | €	56,534
Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing | €	€ 8,521
January 2026 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	711
Price Per Share | € / shares	€ 2.4
Stock option plan execution in share capital | €	€ 2
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	4
February 2026 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	19,221
Price Per Share | € / shares	€ 2.4
Stock option plan execution in share capital | €	€ 46
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	404
March 2026 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	49,401
Price Per Share | € / shares	€ 2.4
Stock option plan execution in share capital | €	€ 119
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	300
April 2026 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	61,635
Price Per Share | € / shares	€ 2.4
Stock option plan execution in share capital | €	€ 149
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	27
May 2026 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	39,874
Price Per Share | € / shares	€ 2.4
Stock option plan execution in share capital | €	€ 96
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	441
June 2026 | Class A Ordinary Shares [Member] | Private Placement + Bridge Loan Conversion
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares | shares	6,603,523
Price Per Share | € / shares	€ 2.4
Share capital increase | €	€ 15,848
Share premium increase | €	€ 0

[1]	Unaudited